Expenses by Nature	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Expenses by Nature
34.	Expenses by Nature
Expenses that are recorded by nature as cost of sales, selling and administrative expenses, and other operating expenses in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025 were as follows (excluding finance costs and income tax expense):

(in millions of Won)	2023		2024	2025
Raw material used, changes in inventories and others	￦	46,179,074	42,857,995	40,850,761
Employee benefits(*2)		4,660,771	5,075,621	5,231,514
Outsourced processing cost		10,377,087	10,333,545	8,464,877
Electricity and water expenses		1,099,970	1,200,587	1,275,012
Depreciation(*1)		3,325,088	3,530,770	3,693,288
Amortization		498,193	453,689	465,935
Freight and custody expenses		2,297,544	2,594,589	2,444,069
Sales commissions		68,138	102,114	94,092
Loss on disposal of property, plant and equipment		125,823	85,149	89,883
Impairment loss on property, plant and equipment		275,846	608,122	135,653
Impairment loss on intangible assets		129,907	47,993	51,640
Donations		67,393	75,261	90,443
Others		5,615,703	5,429,250	4,927,969

	￦	74,720,537	72,394,685	67,815,136

(*1)	Includes depreciation of investment property.
(*2)	The details of employee benefits expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Wages and salaries	￦	4,375,123	4,769,925	4,878,407
Expenses related to post-employment benefits		285,648	305,696	353,107

	￦	4,660,771	5,075,621	5,231,514